GOODWILL - KEY ASSUMPTIONS USED FOR VALUE-IN-USE CALCULATIONS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of goodwill key assumptions used for value-in-use calculation [line items]
Period over which calculations use pre-tax cash flow projections based on financial forecasts prepared by management	P5Y
Amount by which unit's recoverable amount exceeds its carrying amount	¥ 4,997	¥ 5,515
Railroad Businesses [member]
Disclosure of goodwill key assumptions used for value-in-use calculation [line items]
Gross margin (beyond the five-years period)	16.30%	16.73%
Growth rate (beyond the five-years period)	2.00%	2.00%
Discount rate	12.44%	12.44%